Leases	12 Months Ended
Jan. 31, 2024
Leases [Abstract]
Leases
12.	LEASES
The main leasing activities of the Company are attributable to the Company’s manufacturing facility located in Finland, to offices located in Canada and to warehouses used for the distribution of parts, accessories and apparel.
The following table explains the changes in
right-of-use
assets during the year ended January 31,
2024:

	Carrying amount as at January 31, 2023	Additions	Depreciation [a]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2024
Building & land	$163.2	$19.0	$(43.0)	$0.7	$12.5	$152.4
Equipment	17.1	8.6	(7.6)	(0.9)	0.1	17.3
Total	$180.3	$27.6	$(50.6)	$(0.2)	$12.6	$169.7

[a] An amount of $26.2 million included in cost of sales.

The following table explains the changes in right-of-use assets during the year ended January 31, 2023:

	Carrying amount as at January 31, 2022	Additions	Depreciation [a]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other [b]	Carrying amount as at January 31, 2023
Building & land	$117.7	$59.2	$(30.7)	$2.0	$15.0	$163.2
Equipment	14.9	7.0	(6.5)	0.7	1.0	17.1
Other	0.1	—	—	(0.1)	—	—
Total	$132.7	$66.2	$(37.2)	$2.6	$16.0	$180.3
[a]
An amount
of $21.4 million included in cost of sales.
[
b
]
Includes $3.4 million related to business combinations.
The following table explains the changes in lease liabilities during the year ended January 31,
2024:

	Carrying amount as at January 31, 2023	Issuance	Interest	Repayment [a]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2024
Lease liabilities	$196.9	$27.3	$7.7	$(56.3)	$0.3	$12.4	$188.3

[a] Includes $7.7 million of interest paid.

The following table explains the changes in lease liabilities during the year ended January 31, 2023:
	Carrying amount as at January 31, 2022	Issuance	Interest	Repayment [a]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other [b]	Carrying amount as at January 31, 2023
Lease liabilities	$146.9	$60.4	$5.4	$(40.8)	$3.1	$21.9	$196.9
[a]
Includes
$5.4 million of interest paid.
[b]
Includes $3.4 million related to business combinations.